Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	The Goldman Sachs Group, Inc.
Registration File Number	333-284538
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A